Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	₩ 2,643,865	₩ 2,612,530
Trade accounts and notes receivable, net	9,130,204	8,824,563
Other receivables, net	1,385,629	1,636,006
Other short-term financial assets	8,081,096	7,045,880
Inventories	12,153,303	10,793,781
Current income tax assets	51,557	38,489
Assets held for sale	21,854	71,768
Other current assets	684,464	821,242
Total current assets	34,151,972	31,844,259
Long-term trade accounts and notes receivable, net	427,125	731,570
Other receivables, net	863,240	879,176
Other long-term financial assets	1,647,898	1,911,684
Investments in associates and joint ventures	3,650,003	3,557,932
Investment property, net	928,615	1,064,914
Property, plant and equipment, net	30,018,273	31,883,535
Intangible assets, net	5,170,825	5,952,269
Defined benefit assets, net	1,489	8,224
Deferred tax assets	1,408,787	1,463,055
Other non-current assets	508,764	489,011
Total non-current assets	44,625,019	47,941,370
Total assets	78,776,991	79,785,629
Liabilities
Trade accounts and notes payable	4,006,135	3,465,146
Short-term borrowings and current installments of long-term borrowings	10,289,619	11,274,516
Other payables	1,720,097	1,753,461
Other short-term financial liabilities	77,800	129,812
Current income tax liabilities	948,166	515,538
Provisions	298,453	110,946
Other current liabilities	2,090,307	2,240,919
Total current liabilities	19,430,577	19,490,338
Long-term trade accounts and notes payable	29,825	12,532
Long-term borrowings, excluding current installments	9,919,651	9,789,141
Other payables	148,868	147,750
Other long-term financial liabilities	64,162	114,105
Defined benefit liabilities, net	140,933	137,193
Deferred tax liabilities	1,688,893	1,904,242
Long-term provisions	431,036	477,172
Other non-current liabilities	250,432	386,431
Total non-current liabilities	12,673,800	12,968,566
Total liabilities	32,104,377	32,458,904
Equity
Share capital	482,403	482,403
Capital surplus	1,420,007	1,422,021
Hybrid bonds	199,384	996,919
Reserves	(1,404,368)	(682,556)
Treasury shares	(1,532,728)	(1,533,054)
Retained earnings	44,160,659	42,974,658
Equity attributable to owners of the controlling company	43,325,357	43,660,391
Non-controllinginterests	3,347,257	3,666,334
Total equity	46,672,614	47,326,725
Total liabilities and equity	₩ 78,776,991	₩ 79,785,629